Note 2 - Summary of significant accounting policies: Selling expenses (Policies)	12 Months Ended
Dec. 31, 2025
Policies
Selling expenses

Selling expenses

Selling expenses include expenses include salaries and other compensation-related expenses to the Company’s sales personnel and expenses relating to marketing and brand promotion activities.

General and administrative expenses

General and administrative expenses include salaries and other compensation-related to the Company’s general corporate functions, professional service fee, costs associated with use by these functions of facilities and equipment, such as depreciation expenses, rental and other general corporate related expenses.